Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.44%
Communication services: 11.08%
Entertainment: 2.34%
Spotify Technology SA †	8,600	$ 742,180
Warner Music Group Corporation Class A	28,200	654,522
		1,396,702
Interactive media & services: 8.74%
Alphabet Incorporated Class A †	38,500	3,682,525
Alphabet Incorporated Class C †	3,680	353,832
Match Group Incorporated †	12,187	581,929
ZoomInfo Technologies Incorporated †	14,400	599,904
		5,218,190
Consumer discretionary: 18.40%
Auto components: 1.00%
Aptiv plc †	7,600	594,396
Automobiles: 1.39%
Ferrari NV	4,500	832,500
Hotels, restaurants & leisure: 2.29%
Chipotle Mexican Grill Incorporated †	910	1,367,512
Internet & direct marketing retail: 9.94%
Amazon.com Incorporated †	41,840	4,727,920
Doordash Incorporated †	5,000	247,250
MercadoLibre Incorporated †	1,163	962,708
		5,937,878
Specialty retail: 2.52%
The Home Depot Incorporated	5,451	1,504,149
Textiles, apparel & luxury goods: 1.26%
lululemon athletica Incorporated †	2,700	754,812
Financials: 3.95%
Capital markets: 2.63%
Intercontinental Exchange Incorporated	10,000	903,500
MarketAxess Holdings Incorporated	2,999	667,248
		1,570,748
Insurance: 1.32%
Progressive Corporation	6,800	790,228
Health care: 13.62%
Health care equipment & supplies: 7.89%
Abiomed Incorporated †	2,700	663,282
Align Technology Incorporated †	3,100	642,041
DexCom Incorporated †	14,000	1,127,560
Edwards Lifesciences Corporation †	9,600	793,248
See accompanying notes to portfolio of investments

Allspring VT Omega Growth Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Inari Medical Incorporated †	6,900	$ 501,216
Intuitive Surgical Incorporated †	5,240	982,186
		4,709,533
Health care providers & services: 4.59%
Centene Corporation †	13,200	1,027,092
UnitedHealth Group Incorporated	3,396	1,715,116
		2,742,208
Life sciences tools & services: 1.14%
Bio-Techne Corporation	2,400	681,600
Industrials: 7.85%
Commercial services & supplies: 2.55%
Waste Connections Incorporated	11,246	1,519,672
Machinery: 1.62%
Deere & Company	2,900	968,281
Professional services: 1.56%
Equifax Incorporated	5,450	934,294
Road & rail: 2.12%
Union Pacific Corporation	6,500	1,266,330
Information technology: 39.90%
Communications equipment: 1.99%
Motorola Solutions Incorporated	5,300	1,187,041
Electronic equipment, instruments & components: 3.54%
Cognex Corporation	11,100	460,095
Teledyne Technologies Incorporated †	2,800	944,916
Zebra Technologies Corporation Class A †	2,700	707,427
		2,112,438
IT services: 12.87%
Adyen NV ADR †	63,100	790,012
Block Incorporated Class A †	6,982	383,940
Fiserv Incorporated †	9,660	903,886
Globant SA †	2,600	486,408
MongoDB Incorporated †	3,400	675,104
PayPal Holdings Incorporated †	11,541	993,334
Snowflake Incorporated Class A †	3,500	594,860
Visa Incorporated Class A	16,090	2,858,389
		7,685,933
Semiconductors & semiconductor equipment: 1.04%
Advanced Micro Devices Incorporated †	9,800	620,928
Software: 20.46%
Atlassian Corporation plc Class A †	4,193	883,004
Bill.com Holdings Incorporated †	6,700	886,879
Cadence Design Systems Incorporated †	10,300	1,683,329
Crowdstrike Holdings Incorporated Class A †	5,700	939,417
Datadog Incorporated Class A †	7,100	630,338
See accompanying notes to portfolio of investments

2  |  Allspring VT Omega Growth Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Software (continued)
Microsoft Corporation	26,023	$ 6,060,757
ServiceNow Incorporated †	3,010	1,136,606
		12,220,330
Materials: 1.88%
Chemicals: 1.88%
The Sherwin-Williams Company	5,470	1,119,983
Real estate: 1.76%
Equity REITs: 1.76%
SBA Communications Corporation	3,700	1,053,205
Total Common stocks (Cost $40,893,657)		58,788,891

		Yield
Short-term investments: 1.46%
Investment companies: 1.46%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	873,580	873,580
Total Short-term investments (Cost $873,579)				873,580
Total investments in securities (Cost $41,767,236)	99.90%			59,662,471
Other assets and liabilities, net	0.10			56,979
Total net assets	100.00%			$59,719,450

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,155,987	$14,135,708	$(14,418,115)	$0	$0	$873,580	873,580	$8,824
See accompanying notes to portfolio of investments

Allspring VT Omega Growth Fund  |  3

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$6,614,892	$0	$0	$6,614,892
Consumer discretionary	10,991,247	0	0	10,991,247
Financials	2,360,976	0	0	2,360,976
Health care	8,133,341	0	0	8,133,341
Industrials	4,688,577	0	0	4,688,577
Information technology	23,826,670	0	0	23,826,670
Materials	1,119,983	0	0	1,119,983
Real estate	1,053,205	0	0	1,053,205
Short-term investments
Investment companies	873,580	0	0	873,580
Total assets	$59,662,471	$0	$0	$59,662,471
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

4  |  Allspring VT Omega Growth Fund